Leases - Schedule of future minimum lease payments under non-cancellable operating leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2023	Dec. 31, 2022
Leases
Remainder of 2023			$ 3,212
2024			4,382	$ 3,713
2025			3,277	3,264
2026			2,609	2,130
2027			2,589	1,435
2028				1,385
Thereafter				1,740
Thereafter			4,239
Total future minimum lease payments			20,308	13,667
Less: imputed interest			(3,849)	(2,411)
Present value of minimum lease payments			$ 16,459	$ 11,256
Rent expense	$ 4,400	$ 5,700